Subsequent Events - Schedule of acquisition of GPU Atlantic Inc (Details) - Apr. 15, 2021 - Subsequent event - Acquisition of GPU Atlantic Inc [Member] $ in Millions	CAD ($)	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Current assets		$ 671,709
Data centre equipment		12,898,994
Land		662,910
Buiding		4,576,290
Sales taxes refunds		75,780
Intangible assets		3,947,481
Goodwill		10,469,997
Accounts payable		(3,198,591)
Long-term debt		(11,410,351)
Net Assets Acquired		18,694,219
Consideration paid	$ 23.7	18,694,219
Total Consideration		$ 18,694,219